Basis of presentation and accounting policies - Terminal Aeroportuaria Guayaquil S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis of presentation and accounting policies
Non-current assets	$ 3,463,635	$ 3,415,936
Current assets	985,042	765,514
Total assets	4,448,677	4,181,450
Non-current liabilities	2,059,415	2,059,760
Current liabilities	728,514	603,730
Total liabilities	2,787,929	2,663,490
Equity	1,660,748	1,517,960	$ 803,909	$ 862,369
Revenue	1,962,134	1,843,267	1,400,038
Gross profit	689,771	605,934	485,361
Operating income	488,284	447,253	540,637
Financial results	(186,685)	160,475	(345,519)
Income tax	74,963	298,820	(24,241)
Income for the period	257,719	307,912	226,467
Other comprehensive (loss) / income for the year	(77,149)	463,516	(281,750)
Total comprehensive income for the year	180,570	771,428	(55,283)
Terminal Aeroportuaria Guayaquil S.A.
Basis of presentation and accounting policies
Non-current assets	46,023	47,605
Current assets	61,014	64,736
Total assets	107,037	112,341
Non-current liabilities	5,232	4,282
Current liabilities	51,118	54,321
Total liabilities	56,350	58,603
Equity	50,687	53,738
Revenue	114,433	110,261	105,228
Gross profit	45,522	46,380	42,943
Operating income	25,904	26,650	25,319
Financial results	1,548	1,426	656
Income tax	(5,061)	(2,809)	(2,455)
Income for the period	22,391	25,267	23,520
Other comprehensive (loss) / income for the year	(174)	(94)	80
Total comprehensive income for the year	22,217	25,173	23,600
Dividends paid	(25,266)	(23,520)	(20,308)
Increase / (decrease) in cash
Provided by operating activities	25,348	35,168	35,891
Used in investing activities	(2,547)	(4,887)	(5,382)
Used in financing activities	$ (29,565)	$ (31,044)	$ (27,337)